Revenue - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended
	Jan. 25, 2021 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure Of Revenue From Contracts With Customers [Line Items]
Upfront Payment Received	£ 36.5				$ 50.0
Milestone payment for regulatory and commercial achievements | $			$ 302.0
Ultragenyx collaboration agreement [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Upfront Payment Received				£ 36.5	50.0
Milestone payment to ultragenyx collaboration agreement deductions costs				2.4
Milestone payment to ultragenyx collaboraation agreement deductions costs recognised		£ 0.9		1.1
Milestone payment to ultragenyx collaboration agreement deductions costs yet to be recogised		£ 0.3		1.3
Ultragenyx collaboration agreement [Member] | Novartis [member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Milestone payment for regulatory and commercial achievements				£ 7.2	$ 10.0